4. Cash and Cash Equivalents and Financial Investments (Details Narrative) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash And Cash Equivalents And Financial Investments Details Narrative
Cash, cash eqivalents, and financial investments	R$ 6,369,928	R$ 5,701,849	R$ 3,973,162